Parent only Financial Statements	12 Months Ended
Jun. 30, 2023
Parent Company only Disclosure [Abstract]
PARENT ONLY FINANCIAL STATEMENTS
21 -	PARENT ONLY FINANCIAL STATEMENTS

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in the Company’s subsidiaries, VIE and VIE’s subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIE and VIE’s subsidiaries” and the subsidiaries profit as “Loss from investment in subsidiaries, VIE and VIE’s subsidiaries” on the Condensed Statements of Operations and Comprehensive Income (loss).

Prior to the reverse acquisition of the Company, BJY is the parent company, whereas after the reversion acquisition, the Company is the legal parent company. BJY and the Company are both Cayman Islands companies and, therefore, are not subjected to income taxes for all years presented. The subsidiaries did not pay any dividend to BJY or the Company for the year presented. As of June 30, 2023, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

As BJY was not in existence until April 22, 2021, and the VIE Agreements were not signed until September 7, 2021, financial statements of BJY are not required for the year ended June 30, 2021.

Condensed balance sheets of the parent company

	As of June 30,
	2023	2022
	The Company	BJY
ASSETS
Current assets
Cash and cash equivalents	$—	$98,722
Prepaid expenses and other current assets, net	—	304,700
Total current assets	—	403,422

Investments in subsidiaries, VIE and VIE’s subsidiaries	54,925,945	—
Due from subsidiaries, VIE and VIE’s subsidiaries	14,897,377	79,961,457
Other non-current assets, net	19,700,000	—
Total non-current assets	89,523,322	79,961,457
Total assets	$89,523,322	$80,364,879

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Due to related party	$—	$10,000,000
Due to subsidiaries, VIE and VIE’s subsidiaries	810,362	2,000,000
Accrued expenses and other liabilities	—	1,304
Total current liabilities	810,362	12,001,304
Deficit of investments in subsidiaries, VIE and VIE’s subsidiaries	—	11,601,329
Total non-current liabilities	—	11,601,329
Total liabilities	810,362	23,602,633

Mezzanine equity
Series Seed convertible redeemable preferred shares (par value $0.0001 per share, 4,675,347 shares authorized, issued and outstanding as of June 30, 2022)	—	1,078,376
Series A convertible redeemable preferred shares (par value $0.0001 per share, 5,205,637 shares authorized, issued and outstanding as of June 30, 2022)	—	3,135,822
Series A-1 convertible redeemable preferred shares (par value $0.0001 per share, 5,202,768 shares authorized, issued and outstanding as of June 30, 2022)	—	6,591,553
Series A-2 convertible redeemable preferred shares (par value $0.0001 per share, 3,540,046 shares authorized, issued and outstanding as of June 30, 2022)	—	4,629,590
Series A-3 convertible redeemable preferred shares (par value $0.0001 per share, 3,789,358 shares authorized, issued and outstanding as of June 30, 2022)	—	4,843,169
Series B convertible redeemable preferred shares (par value $0.0001 per share, 11,047,269 shares authorized, issued and outstanding as of June 30, 2022)	—	23,676,836
Series B+ convertible redeemable preferred shares (par value $0.0001 per share, 5,424,746 shares authorized, issued and outstanding as of June 30, 2022)	—	12,707,581
Series C convertible redeemable preferred shares (par value $0.0001 per share, 2,419,909 shares authorized, issued and outstanding as of June 30, 2022)	—	12,205,835
Total mezzanine equity	—	68,868,762

Shareholders’ equity (deficit)
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	—	4,407
Class A ordinary shares (par value $0.519008 per share; 2,000,000,000 shares authorized, 50,099,149 issued and outstanding as of June 30, 2023)	26,001,859	—
Class B ordinary shares (par value $0.519008 per share; 2,300,000,000 shares authorized, 46,177,897 issued and outstanding as of June 30, 2023)	23,966,698	—
Additional paid-in capital	66,431,421	5,656,757
Statutory reserve	1,117,828	919,407
Accumulated deficit	(24,343,274)	(18,411,335)
Accumulated other comprehensive loss	(4,461,572)	(275,752)
Total shareholders’ equity (deficit) attributable to controlling interest	88,712,960	(12,106,516)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	$89,523,322	$80,364,879

Condensed statement of comprehensive loss

	For the year ended June 30,
	2023	2022
	The Company	BJY
Operating expenses
General and administrative expenses	$(11,341,062)	$(505,186)
Total operating expenses	(11,341,062)	(505,186)
Loss from operations	(11,341,062)	(505,186)

Gain (loss) from investment in subsidiaries	5,607,544	(12,309,802)
Net loss from continuing operations attributable to controlling interest	(5,733,518)	(12,814,988)
Net income from discontinued operations attributable to controlling interest	520,000	—
Accretion of convertible redeemable preferred shares	—	(3,865,430)
Net loss from continuing operations attributable to ordinary shareholders	(5,733,518)	(16,680,418)
Net income from discontinued operations attributable to ordinary shareholders	520,000	—

Net loss	(5,213,518)	(12,814,988)
Other comprehensive loss
Foreign currency translation adjustments	(4,461,572)	(294,062)
Total comprehensive loss	(9,675,090)	(13,109,050)
Accretion of convertible redeemable preferred shares	—	(3,865,430)
Comprehensive loss attributable to ordinary shareholders	$(9,675,090)	$(16,974,480)

Condensed statement of cash flows

	For the year ended June 30,
	2023	2022
	The Company	BJY
Net cash used in operating activities	$—	$(21,708,583)
Net cash used in investing activities	$—	$—
Net cash provided by financing activities	$—	$21,807,305
Net increase in cash, cash equivalents and restricted cash	$—	$98,722
Cash, cash equivalents and restricted cash at beginning of the year	$—	$—
Cash, cash equivalents and restricted cash at end of the year	$—	$98,722